Lease Commitments	3 Months Ended
Nov. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments

NOTE 11 – LEASE COMMITMENTS

In September 2017, Nova entered into two lease agreements for office space in Shenzhen China, the first lease provides for monthly rent of RMB 12,353, or approximately $1,868 per month, and expires September 2020. The second lease provides for monthly rent of RMB 8,964, or approximately $1,357 per month, and expires September 2019.

As of November 30, 2017, the future minimum lease payments under non-cancelable operating leases were:

Year ended November 30, 2018	$38,700
Year ended November 30, 2019	35,986
Year ended November 30, 2020	18,680
Total	$93,366

For the three months ended November 30, 2017, total rent expense was $16,621.